RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS
Research and development costs are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Research and development costs expensed during the year	527,847	556,617	509,580
Amortization of capitalized development costs	115,191	100,502	104,055
Total research and development costs	643,038	657,119	613,635

The main component of research and development costs expensed during the period relate to research and development to support the innovation of our product range and components, and in particular, in relation to hybrid technology and Formula 1 activities. Research and development costs also include amortization of capitalized development costs.